Commitment and Contingencies (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025	May 31, 2025
Employee Benefit Plan [Abstract]
Company contributions to 401(k) Plan	$ 3	$ 1	$ 0
Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	175				$ 350
Letter of Credit | Letters Of Credit - Lease Agreements
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 533	$ 174		$ 272